Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjustment Retained Earnings	Cumulative Effect, Period of Adoption, Adjusted Balance	Cumulative Effect, Period of Adoption, Adjusted Balance Common Stock	Cumulative Effect, Period of Adoption, Adjusted Balance Retained Earnings	Cumulative Effect, Period of Adoption, Adjusted Balance Accumulated Other Comprehensive Income (Loss)
Balances at beginning of period at Dec. 31, 2019	$ 350,169	$ 352,344	$ 1,611	$ (3,786)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	56,152		56,152
Cash dividends declared	(17,618)		(17,618)
Repurchase of common stock	(14,231)	(14,231)
Issuance of common stock	15	15
Share based compensation	1,980	1,980
Share based compensation withholding obligation	(755)	(755)
Other comprehensive income (loss)	13,810			13,810
Balances at end of period at Dec. 31, 2020	389,522	339,353	40,145	10,024	$ (10,303)	$ (10,303)	$ 379,219	$ 339,353	$ 29,842	$ 10,024
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	62,895		62,895
Cash dividends declared	(18,155)		(18,155)
Repurchase of common stock	(17,269)	(17,269)
Issuance of common stock	61	61
Share based compensation	1,947	1,947
Share based compensation withholding obligation	(691)	(691)
Other comprehensive income (loss)	(9,523)			(9,523)
Balances at end of period at Dec. 31, 2021	398,484	323,401	74,582	501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,351		63,351
Cash dividends declared	(18,565)		(18,565)
Repurchase of common stock	(4,010)	(4,010)
Issuance of common stock	77	77
Share based compensation	2,143	2,143
Share based compensation withholding obligation	(620)	(620)
Other comprehensive income (loss)	(93,264)			(93,264)
Balances at end of period at Dec. 31, 2022	$ 347,596	$ 320,991	$ 119,368	$ (92,763)